Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)	6 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Sales Revenues	$ 2,512,294	¥ 18,230,963	¥ 45,724,595
Cost of revenue	(2,607,698)	(18,923,281)	(42,040,089)
Gross profit (loss)	(95,404)	(692,318)	3,684,506
Selling and marketing expenses	(20,855)	(151,338)	(1,509)
General and administrative expenses	(364,903)	(2,647,992)	(2,583,399)
Provision for credit losses	(17,348)	(125,888)
Total operating expenses	(403,106)	(2,925,218)	(2,584,908)
INCOME (LOSS) FROM OPERATIONS	(498,510)	(3,617,536)	1,099,598
OTHER INCOME (EXPENSES)
Interest income	2	14	1,194
Interest expense	(20,779)	(150,790)	(510,699)
Other income, net	4,144	30,071	145,737
Total other expenses, net	(16,633)	(120,705)	(363,768)
INCOME (LOSS) BEFORE INCOME TAXES	(515,143)	(3,738,241)	735,830
INCOME TAX EXPENSES
Current	(45,244)	(328,319)	498,126
Deferred tax expense (benefit)	113,440	823,197
PROVISION FOR INCOME TAXES	68,196	494,878	498,126
Net loss	(583,339)	(4,233,119)	237,704
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(44,771)	(324,888)	63,587
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (628,110)	¥ (4,558,007)	¥ 301,291
Weighted average number of ordinary shares, Basic	18,000,000	18,000,000	18,000,000
Weighted average number of ordinary shares, Diluted	18,000,000	18,000,000	18,000,000
EARNINGS (LOSS) PER SHARE BASIC | (per share)	$ (0.03)	¥ (0.24)	¥ (0.01)
EARNINGS (LOSS) PER SHARE DILUTED | (per share)	$ (0.03)	¥ (0.24)	¥ (0.01)